29-Supplemental Disclosures Of Cash Flow Information	12 Months Ended
Dec. 31, 2011
29-Supplemental Disclosures Of Cash Flow Information [Text Block]
29—SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Interest and income taxes paid are as follows:
	2011	2010	2009
Income taxes paid (refunds received)	916	942	(13)
Interest paid	38	66	759
Interest received	40	43	44

Non-cash transactions:	2011	2010	2009
Capital lease obligations incurred	1,251	1,649	2,209